PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost:
Computers and peripheral equipment	$51,389	$61,343
Office furniture and equipment	6,838	7,934
Building	78,121	74,209
Leasehold improvements	11,081	10,511

	147,429	153,997
Accumulated depreciation	68,915	76,230

Property and equipment, net	$78,514	$77,767